Employee Compensation - Summary of Changes in Estimated Financial Positions of Defined Benefit Pension Plans and Other Employee Future Benefit Plans (Detail) - CAD ($) $ in Millions		12 Months Ended
		Oct. 31, 2022	Oct. 31, 2021
Pension Plans [member]
Disclosure of defined benefit plans [line items]
Defined benefit obligation at beginning of year		$ 9,716
Current service cost		237	$ 268
Interest cost		(27)	7
Actuarial (gains) losses due to:
Changes in demographic assumptions			(11)
Changes in financial assumptions		2,386	700
Plan member experience		(207)	(29)
Foreign exchange and other		(14)	20
Surplus (Deficit) and net defined benefit asset (liability) at end of year		1,179	809
Defined benefit obligation at end of year		7,082	9,716
Actuarial gains recognized in other comprehensive income for the year		641	1,222
Pension Plans [member] | Present value of defined benefit obligation [member]
Disclosure of defined benefit plans [line items]
Defined benefit obligation at beginning of year		9,716	10,493
Divestiture of defined benefit obligation	[1]	(532)
Current service cost		237	268
Interest cost		290	269
Past service (income)		(2)
(Gain) on settlements		(1)
Employer contributions		18	17
Benefits paid		(578)	(525)
Actuarial (gains) losses due to:
Changes in demographic assumptions			11
Changes in financial assumptions		(2,386)	(700)
Plan member experience		207	29
Foreign exchange and other		113	(146)
Defined benefit obligation at end of year		7,082	9,716
Wholly or partially funded defined benefit obligation		6,994	9,586
Unfunded defined benefit obligation		88	130
Pension Plans [member] | Plan assets [member]
Disclosure of defined benefit plans [line items]
Defined benefit obligation at beginning of year		10,525	10,064
Divestiture of plan assets	[1]	(647)
Interest cost		317	262
Return on plan assets (excluding interest income)		(1,524)	542
Employer contributions		58	298
Employee contributions		18	17
Benefits paid		(578)	(525)
Actuarial (gains) losses due to:
Administrative expenses		(4)	(5)
Foreign exchange and other		96	(128)
Surplus (Deficit) and net defined benefit asset (liability) at end of year		1,179	809
Defined benefit obligation at end of year		8,261	10,525
Actuarial gains recognized in other comprehensive income for the year		(1,524)	542
Pension Plans [member] | Other assets [member]
Actuarial (gains) losses due to:
Surplus (Deficit) and net defined benefit asset (liability) at end of year		1,267	947
Pension Plans [member] | Other liabilities [member]
Actuarial (gains) losses due to:
Surplus (Deficit) and net defined benefit asset (liability) at end of year		(88)	(138)
Other employee future benefit plans [member]
Disclosure of defined benefit plans [line items]
Defined benefit obligation at beginning of year		1,220
Current service cost		8	9
Interest cost		35	30
Actuarial (gains) losses due to:
Changes in demographic assumptions		56	4
Changes in financial assumptions		228	84
Plan member experience		10	(45)
Surplus (Deficit) and net defined benefit asset (liability) at end of year		(781)	(1,054)
Defined benefit obligation at end of year		928	1,220
Actuarial gains recognized in other comprehensive income for the year		257	42
Other employee future benefit plans [member] | Present value of defined benefit obligation [member]
Disclosure of defined benefit plans [line items]
Defined benefit obligation at beginning of year		1,220	1,290
Current service cost		8	9
Interest cost		39	34
Employer contributions		6	5
Benefits paid		(49)	(50)
Actuarial (gains) losses due to:
Changes in demographic assumptions		(60)	(4)
Changes in financial assumptions		(244)	(89)
Plan member experience		(9)	39
Foreign exchange and other		17	(14)
Defined benefit obligation at end of year		928	1,220
Wholly or partially funded defined benefit obligation		96	126
Unfunded defined benefit obligation		832	1,094
Other employee future benefit plans [member] | Plan assets [member]
Disclosure of defined benefit plans [line items]
Defined benefit obligation at beginning of year		166	181
Interest cost		4	4
Return on plan assets (excluding interest income)		(37)	(1)
Employer contributions		40	40
Employee contributions		6	5
Benefits paid		(49)	(50)
Actuarial (gains) losses due to:
Foreign exchange and other		17	(13)
Surplus (Deficit) and net defined benefit asset (liability) at end of year		(781)	(1,054)
Defined benefit obligation at end of year		147	166
Actuarial gains recognized in other comprehensive income for the year		(37)	(1)
Other employee future benefit plans [member] | Other assets [member]
Actuarial (gains) losses due to:
Surplus (Deficit) and net defined benefit asset (liability) at end of year		51	40
Other employee future benefit plans [member] | Other liabilities [member]
Actuarial (gains) losses due to:
Surplus (Deficit) and net defined benefit asset (liability) at end of year		$ (832)	$ (1,094)

[1]	Relates to the defined benefit plan included in the sale of our EMEA Asset Management business in fiscal 2022. Refer to Note 10 for further information.